INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD - Movement by Associate (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 CLP ($)
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
interest Recoverable amount	$ 21.8
Impairment loss recognized in profit or loss			$ 4,671.0
Leao Alimentos e Bebidas Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Impairment Provision | R$		R$ 256
Impairment loss recognized in profit or loss	2,931.0
Sorocaba Refrescos S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Impairment loss recognized in profit or loss	$ 2,134.0